Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 6,043	$ 4,669	$ 4,076
Work in process	14,045	21,341	21,376
Finished goods and in-transit	86,737	104,664	87,814
Total	106,825	130,674	113,266
Less reserves	(5,307)	(4,201)	(5,287)
Total inventory, net	$ 101,518	$ 126,473	$ 107,979